Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2017
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Schedule of Carrying Amounts of Variable Interest Entities

The carrying amounts associated with our consolidated variable interest entities, after eliminating the effect of intercompany transactions, were as follows:

	December 31,
	2017	2016
	(in thousands)
Assets	$3,142	$10,020
Liabilities	(1,548)	(2,247)
Net carrying amount	$1,594	$7,773